Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued and outstanding	4,763,360,860	4,730,648,360
Ku6 Media Co., Ltd. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued and outstanding	4,763,360,860	4,730,648,360